Financial liabilities - Summary of Balances in Financial Debt (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Lease liabilities	€ 5,841	€ 5,325
Bank overdrafts and short term loans facilities	84,005	13,245
Bank loans	51,592	50,518
Financial liabilities due to related parties		871
Fair value of derivatives	20
Financial payables for shares acquisition	175
Financial liabilities due to other lenders		795
Financial liabilities for accrued interests	1,644
Total current financial liabilities	143,277	70,754
Lease liabilities	13,104	14,657
Bank loans	192,304	84,069
Notes	49,743	49,681
Fair value of derivatives	488
Total non-current financial liabilities	255,639	148,407
Financial Liabilities	€ 398,916	€ 219,161